Litigations - Contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Tax litigation
Contingent liabilities
Contingent liabilities	$ 6,890	$ 8,395
Civil litigation
Contingent liabilities
Contingent liabilities	1,215	1,518
Labor litigation
Contingent liabilities
Contingent liabilities	511	773
Environmental litigation
Contingent liabilities
Contingent liabilities	827	1,094
Brumadinho event
Contingent liabilities
Contingent liabilities	130	158
Provision for litigations
Contingent liabilities
Contingent liabilities	$ 9,573	$ 11,938